CONVERTIBLE PROMISSORY NOTE	12 Months Ended
Mar. 31, 2026
CONVERTIBLE PROMISSORY NOTE [Abstract]
CONVERTIBLE PROMISSORY NOTE
4.	CONVERTIBLE PROMISSORY NOTE

On November 19, 2025, Waton AI Genius Holding Limited (“Waton AI”), a wholly owned subsidiary of the Company incorporated in the British Virgin Islands, entered into a Preferred Share Purchase Agreement (the “Agreement”) with PandaAI Quantum Holdings Limited (“PandaAI”), an exempted company incorporated in the Cayman Islands, pursuant to which Waton AI subscribed for a convertible promissory note with an aggregate principal amount of US$2.82 million. Pursuant to the Agreement, Waton AI has the right to terminate the Agreement if PandaAI fails to deliver the convertible promissory note within 3 months from the date of the Agreement. As of March 31, 2026, approximately $0.78 million of the outstanding principal remained outstanding and was recorded as convertible promissory note in the consolidated balance sheets.

On April 16, 2026, Waton AI converted the remaining outstanding principal balance of approximately $0.78 million into 7,500,000 preferred shares of PandaAI at a conversion price of approximately US$0.38 per share, in accordance with the terms of the Preferred Share Purchase Agreement and the related convertible promissory note.